BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - 2022 Second Quarter Acquisition - Fair Value of Identifiable Assets Acquired, and Liabilities Assumed as of the Acquisition Date (Details) - USD ($)
$ in Thousands
	May 25, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
LIABILITIES ASSUMED
Goodwill		$ 94,108	$ 94,108	$ 199,329
Herbal Remedies
ASSETS ACQUIRED
Cash	$ 637
Inventory	1,480
Prepaid expenses and other assets	256
Intangible assets - licenses/permits	15,700
Property, plant, and equipment	122
Right-of-use assets - operating	700
Total assets acquired at fair value	18,895
LIABILITIES ASSUMED
Trade payables	215
Accrued liabilities	68
Lease liabilities - operating	700
Total liabilities assumed at fair value	983
Goodwill	1,180
Consideration transferred	$ 19,092
Useful life	15 years